Statement of Cash Flow (USD $)	4 Months Ended
Jun. 30, 2014
OPERATING ACTIVITIES
Net Loss	$ (23,314)
Adjustments to reconcile Net Income to net cash provided by (used for) operations:
Prepaid expenses	(72)
Stock-based compensation	2,000
Accrued Liabilities	265
Net cash used by operating activities	(21,121)
FINANCING ACTIVITIES
Advances from shareholders	22,121
Net cash provided by financing activities	22,121
Net cash increase for the period	1,000
Cash, at end of the period	1,000
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock issued for service	2,000
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes